EARNINGS PER COMMON SHARE - Narrative (Details) - CAD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Earnings per share [abstract]
Earnings attributable to common shareholders	$ 1,153	$ 797
Weighted average number of common shares (in shares)	505	426
Profit (loss), attributable to ordinary equity holders of parent entity including dilutive effects	$ 1,157	$ 803
Adjusted weighted average number of ordinary shares outstanding (in shares)	509	432